Stockholders' Equity - Classes of Common Stock (Details) - $ / shares	Sep. 30, 2023	Aug. 24, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	3,300,000,000		1,086,027,188
Shares Issued (in shares)	737,585,438		299,783,421
Shares Outstanding (in shares)	737,585,438		299,783,421
Par Value (in dollars per share)			$ 10
Common Class A
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	1,800,000,000		24,452,565
Shares Issued (in shares)		91,300,735	24,452,565
Shares Outstanding (in shares)			24,452,565
Par Value (in dollars per share)			$ 1
Common Class B
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	700,000,000		588,261,164
Shares Issued (in shares)		574,407,420	171,441,780
Shares Outstanding (in shares)			171,441,780
Par Value (in dollars per share)			$ 5
Common Class B-1
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			236,938,220
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Par Value (in dollars per share)			$ 0
Common Class O
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			236,375,239
Shares Issued (in shares)			103,889,076
Shares Outstanding (in shares)			103,889,076
Par Value (in dollars per share)			$ 4